SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of exchange rate

	June 30,		December 31,
	2024	2025	2024
US$ to S$ Period End	1.3516	1.2883	1.3435
US$ to S$ Average Rate	1.3455	1.3327	1.3367

Schedule of estimated useful lives

Category	Estimated useful lives
Investment property	40 years
Right-of-use asset	3 years
Furniture and fittings, office equipment, renovation and computer and software	3 years
Motor vehicle	10 years